DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

Delaware Limited-Term Diversified Income Fund
(the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated April 30, 2015

The following information replaces the second and third tables in the section in the Fund’s SAI entitled "Investment Manager and Other Service Providers – Distributor”:

During the Fund’s last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“Limited CDSC”) payments from the Fund with respect to Class A shares of the Fund as follows:

Limited CDSC Payments
Fiscal Year Ended	Class A shares
12/31/14	$269
12/31/13	$32,948
12/31/12	$52,573

During the Fund’s last three fiscal years, the Distributor received contingent deferred sales charge (“CDSC”) payments with respect to the Fund’s Class C shares as follows:

Fiscal Year Ended	Class C shares
12/31/14	$13,493
12/31/13	$75,036
12/31/12	$80,853

Please keep this supplement for future reference.

This Supplement is dated February 1, 2016.